Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of significant accounting policies
3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
3.1 Revenue recognition
The Group is engaged in the production and distribution of cement, masonry cement, concrete, limestone and aggregates. The Group also operates the Ferrosur Roca concession with approximately 3,100 km of railroads in four provinces of Argentina, that links five of Group’s production facilities (Olavarría, Barker, Ramallo, Zapala and L’Amalí) with the LomaSer, Solá and Bullrich distribution centers that are located near major consumption centers, such as the Greater Buenos Aires metropolitan area. In addition, the Group is engaged in the industrial waste recycling business. The goods to be delivered and the services to be provided arise from agreements (in general, they are not written) where the Group may identify the right of each one of the parties, the terms of payment and the agreement is commercial in nature.
3.1.1
Sale of goods
Revenues from agreements with customers are recognized when control over goods is transferred to the customer for an amount that reflects the consideration that the Group expects to be entitled to in exchange for such assets or services. The customer obtains control of the goods when significant risks and rewards of products sold are transferred in accordance with the specific terms of delivery that are agreed with the customer. Revenues from the sale of goods are measured at fair value of the consideration received or to be collected, which the price specified in the invoice, net of commercial discounts. No financing components are considered in the transaction since credit terms average from 20 to 35 days, depending on the specific terms agreed upon by the Group which is consistent with market practices.
Some agreements with clients offer commercial discounts or volume-based discounts. If revenues cannot be reliably measured, the Group defers recognition of income until the uncertainty is resolved. However, in general, performance obligations are met upon the delivery of the goods sold, at which time, both the price and any discount are specifically agreed between the parties. Variable consideration is recognized when there is a high likelihood that there will not be a significant reversal in the amount of the accumulated revenues recognized in the agreement and measured using the expected method or the most likely amount.
The products sold by the Group in general are not returned by customers once they have been accepted and quality approved. Such approval is obtained the time of delivery.

3.1.2
Services rendered
The Group provides transportation services along with the sale of cement, concrete, limestone and aggregates. Revenues from transportation services is recognized at the time services are provided, which is usually when revenues from the sale of the transported good is recognized as transportation distance and time is very short. Revenue is measured on the basis of the consideration defined in the contract with customers.
Revenues from freight railway services and waste recycling services are recognized at the time such services are rendered.
3.2 Goodwill
The goodwill recorded by the Group corresponds to the acquisition of Recycomb S.A.U. and it is measured at cost restated at the end of the reporting period in accordance with Note 2.2.
In accordance with IFRS 3, Business Combinations, goodwill is initially measured at cost being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling
interests and any previous interest held over the net identifiable assets acquired and liabilities assumed.
After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is not amortized, but rather tested for impairment on an annual basis. For purposes of conducting the impairment test, goodwill is allocated to each of the Group’s cash generating units that expected to benefit from the synergies of the combination. Goodwill is tested for impairment annually as at December 31 and when circumstances indicate that the carrying amount may be impaired.
Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses related to goodwill cannot be reversed in future periods.
Any goodwill impairment loss is recognized directly in profit or loss.
Upon disposal of cash generating unit to which goodwill has been allocated, such goodwill is included in the determination of the profit or loss on disposal.
For the years ended December 31, 2019, 2018 and 2017, the Group has not recognized any impairment loss.
3.3 Investments in other companies
These are investments in which the Group has no significant influence. Given that these equity investments do not have a quoted market price in an active market and their fair value cannot be reliably measured, these investments are measured at the cost restated at the end of the reporting period, less any impairment loss.
3.4 Leases
The Group adopted IFRS 16 on January 1, 2019. The nature and the effect of the changes as a result of the adoption of this new accounting standard are described in Note 14.
The following describes the accounting policy applied by the Group to the lease agreements before the adoption of IFRS 16.
Leases were classified as finance leases whenever the terms of the lease substantially transferred all the risks and rewards of the ownership to lessee. All other leases were classified as operating leases.
The Group as the Lessor
Amounts due from lessees under finance leases are recognized as receivables at the amount of the Group’s net investment in the leases. Finance lease income is allocated to accounting periods so as to reflect a constant periodic rate of return on the Group’s net investment outstanding in respect of the leases.
Rental income from operating leases is recognized on a straight-line basis over the term of the relevant lease. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized on a straight-line basis over the lease term.

The Group as the Lessee
a) Finance leases: assets held under finance leases were initially recognized as assets of the Group at their fair value at the inception of the lease or, if lower, at the present value of the minimum lease payments. The corresponding liability to the lessor was included in the consolidated statement of financial position as a finance lease obligation.
Lease payments were apportioned between finance expenses and reduction of the lease obligation so as to achieve a constant rate of interest on the remaining balance of the liability. Finance expenses are recognized immediately in profit or loss, unless they were directly attributable to qualifying assets, in which case they were capitalized in accordance with the Group’s general policy on borrowing costs. Contingent rentals are recognized as expenses in the periods in which they are incurred.
b) Operating leases: operating lease payments were recognized as an expense on a straight-line basis over the lease term, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed. Contingent rentals arising under operating leases were recognized as an expense in the period in which they are incurred. In the event that lease incentives are received to enter into operating leases, such incentives were recognized as a liability. The aggregate benefit of incentives was recognized as a reduction of rental expense on a straight-line basis, except where another systematic basis was more representative of the time pattern in which economic benefits from the leased asset are consumed.
Upon the application of IFRS 16, the Group has adopted a new accounting model for the recognition and measurement of all the leases, as described below.
The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
The Group as the Lessee
The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value
assets. The Group recognizes lease liabilities to make lease payments and right-of-use
assets representing the right to use the underlying assets.
Right of use assets
The Group recognizes a right of use asset at the commencement date of the lease (i.e. the date when the underlying asset is available for use). Right of use assets are measured at cost, less any accumulated depreciation and impairment losses and adjusted to reflect any remeasurement of liabilities and to recognize the changes in the purchasing power of currency pursuant to the provisions of IAS 29. The cost of the right of use assets includes the amount of the lease liabilities recognized, initial direct costs incurred and lease payments made at or before the commencement date, less any lease incentives received. Right of use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.
If ownership of the leased asset transfers to the Group at the end of the lease term or the cost reflects exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.
The right of use assets are subject to impairment. See Note 3.10.

Lease liabilities
At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the term of the lease. The lease payments include fixed payments (including in-substance
fixed payments) less any lease incentives received, variable lease payments that depend on an index or a rate and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate. Variable payments that do not dependent on an index or a rate and are recognized in the consolidated statement of profit and loss and other comprehensive income (unless they are incurred to produce inventory) in the period in which the event or condition that triggers the payment occurs.
In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.
Interest expense on the lease payments is recorded by the Group in the consolidated statement of profit or loss and other comprehensive income for fiscal year (See Note 14).
The Group as the Lessor
As previously described, the adoption of IFRS16 had no impact on the recognition and measurement of the leases when the Group is the lessor.
3.5 Foreign currency and functional currency
These consolidated financial statements are presented in Argentine Pesos (Argentina’s currency of legal tender), which is also the functional currency (the currency of the primary economic environment in which an entity operates) of the Group and all the companies with domicile in the Argentine Republic. In the case of the subsidiary Yguazú Cementos S.A., located in Paraguay, its functional currency is the Guaraní.
For purposes of presentation of these consolidated financial statements, the assets and liabilities from the Group’s foreign operations are translated to Pesos at foreign exchange rates prevailing at the end of the reporting period and their statement of profit or loss and other comprehensive income are translated at the average foreign exchange rate for each month, unless the corresponding foreign exchange rate has fluctuated significantly during the month, in which case, the exchange prevailing on the date of the transaction is used. Gain or losses on exchange differences on translation of foreign operations are recognized in other comprehensive income and are accumulated in shareholders’ equity (and are attributed to non-controlling
interests, as applicable).
Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising on the acquisition are treated as assets and liabilities of the foreign operation and translated at the foreign exchange rate prevailing at the end of the reporting period.
On disposal of a foreign operation, the component of other comprehensive income relating to that particular foreign operation is reclassified to profit or loss.
Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition.
The Group’s assets and liabilities denominated in foreign currency are translated to the Pesos at the exchange rates at the end of the reporting period.
Foreign exchange gains / (losses) from monetary items are recognized in profit and loss for the year, net of the effect of inflation, except for those stemming from borrowings denominated in foreign currency to finance qualifying assets, such as construction in progress, in which case, they are capitalized as part of the carrying amount of the asset, as they are considered to be an adjustment to the costs for interest on said borrowings denominated in foreign currency.

3.6 Borrowing costs
Borrowing costs, net of the effect of inflation directly attributed to the acquisition, construction or production of qualifying assets, which are assets that take a substantial period of time to get ready for their intended use or sale, are capitalized as part of the cost of the asset until the assets are ready for use or sale.
Income earned on short term investments in specific outstanding borrowings to finance the construction of qualifying assets is deducted from the borrowing costs that may qualify for capitalization.
All the other borrowing costs are recognized in profit or loss when incurred, net of the effect of inflation on the liabilities that generated them.

3.7 Taxation
3.7.1 Income tax
Argentina
The Group assesses the income tax charge to be recorded in accordance with the deferred tax method, which considers the effect of temporary differences originating in the different basis for measuring assets and liabilities according to accounting and tax criteria and of the existing net losses and unused tax credits susceptible of deduction of future taxable income computed by considering the tax rate in force which at present is 30% in Argentina. This tax rate had been set forth by Law No. 27.430 until the fiscal year ended in December 2019, dropping to 25% as from January 1, 2020. Pursuant to the Reform introduced by Law No. 27.541 (Official Gazette 12/23/19) the changes in tax rates that had been prescribed were suspended and a decision was made to maintain the original 30% tax rate up to the fiscal years starting on January 1, 2021 inclusive. A literal interpretation of the reform would be that the last year-end
dates that will be subject to the 30% tax rate would be the fiscal years ended on December 31, 2021 (that is, those beginning as from January 1, 2021, inclusive), and that the 25% tax rate would come into force for the fiscal years starting as from January 1, 2022, inclusive.
Income tax expense represents the amount of the tax currently payable and deferred tax.
Paraguay
The Group recognizes income tax applying the liability method, which considers the effect of temporary differences between the carrying amount and tax bases of assets and liabilities and the tax loss carry forwards and other tax credits, which may be used to offset future taxable income, at the current statutory rate of 10%.
3.7.1.1
Current taxes
Current tax payable is based on the taxable profit for the fiscal year. Taxable profit differs from profit before tax as reported in the consolidated statement of profit and loss and other comprehensive income because of items of income, or expenses that are taxable or deductible in other years and items that will never be taxable or deductible. The Group’s liability for current tax is calculated using the tax rates that have been substantially enacted at the end of the reporting period.
3.7.1.2
Deferred taxes
Deferred tax is recognized on temporary differences between the carrying amount of the assets and liabilities included in the consolidated financial statements and the corresponding used in the computation of taxable profit. Deferred tax liabilities are generally recognized, for all the taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In addition, deferred tax liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill.
The carrying amounts of deferred tax assets are reviewed at the end of each fiscal year and derecognized to the extent it is no longer probable that sufficient taxable profit will be available to allow all or part of the asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the fiscal year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantially enacted at the end of the reporting period. Measurement of deferred tax liabilities and deferred tax assets at the end of reporting period reflects the tax consequences that would stem from the manner in which the entity expects to recover or settle the carrying amount of its assets and liabilities.
The Group offsets deferred tax assets and deferred tax liabilities if and only if a) it has legally enforceable right to set off current taxes and current liabilities and b) the deferred tax assets and liabilities relate to income taxes levied by the same tax authority on either the same taxable entity or different taxable entities and the Group intends either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.
Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and associates, except where the Group is able to control the reversal of the temporary difference and it is probable that temporary differences will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments are only recognized to the extent that there is probable that there will be sufficient taxable profit against with to utilize the benefits of temporary differences and they are expected to reverse in the foreseeable future period.
3.7.1.3
Current and deferred taxes
Current and deferred taxes are recognized in the statement of profit and loss and other comprehensive income.
Current and deferred taxes are recognized in the profit and loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred taxes are also recognized in other comprehensive income or directly in equity, respectively. When current tax or deferred taxes arise from a business combination, the tax effect is included in the accounting for the business combination.
3.7.2. Personal asset tax—Substitute responsible
In Argentina, individuals and foreign entities, as well as their undistributed estates, regardless of whether they are domiciled or located in Argentina or abroad are subject to personal asset tax of 0.25% over of the value of any shares or the American Depositary Shares issued by Argentine entities, held as of December 31 of each year. The tax applies to the Argentine issuers of said shares, who must pay for this tax in substitution for the relevant shareholders and it is based on the equity value (following the equity method), or the book value of the shares derived from the most recent financial statements as of December 31 of each year. In accordance with the Personal Asset Tax Law, the Group is entitled to obtain a reimbursement of the tax paid from the shareholders levied with the above-mentioned tax through the reimbursement mechanism that the Group deems advisable.
As of December 31, 2019 and 2018, the Company carries the following receivables in this respect 13,492 and 5,015, respectively.
3.7.3. Tax reform in Argentina
The Tax Reform Law No. 27,430, modified in turn by Law No. 27,468 prescribes the following in connection with the adjustment to reflect the effects of inflation for tax purposes to become effective for the fiscal years commencing on January 1, 2018: (a) the adjustment shall be applicable in the fiscal year in which a CPI variation in excess of 100% is verified during the thirty-six
months previous to the closing date of the fiscal year being calculated; (b) as regards the first, second and third fiscal years as from its coming into force, this procedure shall apply in the event of the variation in such index, calculated as from the beginning and until the close of each of such fiscal years exceeds a 55%, 30% and 15% for the first, second and third year of application, respectively and (c) that the adjustment to reflect the effects of inflation for tax purposes —be it a gain or a loss— as applicable, corresponding to the first, second and third fiscal year commencing as from January 1, 2018 that has to be calculated if the hypotheses contemplated in the preceding sub-sections
(a) and (b) are verified shall be computed as follows: one third in that fiscal period and the remaining two thirds, in equal parts, in the immediately following two fiscal periods.
With the enactment on December 21, 2019 of Law No. 27,541 entitled “Social Solidarity and Productive Reactivation in the framework of a Public Emergency Situation” there was a change in the computation of the inflation adjustment for tax purposes, with it being fixed at one sixth in the fiscal period and in the remaining five sixths, in equal parts, in the immediately following five fiscal periods, which have been recognized as deferred liabilities to be charged against deferred tax in the statement of profit and loss and other comprehensive income.
Given that as of the closing date of the fiscal year herein reported, the conditions have been satisfied for application of the inflation adjustment for tax purposes, current and deferred income tax for the year ended on December 31, 2019, have been recorded incorporating the effects stemming from their application.
Revaluation of certain assets for tax purposes
The Tax Reform Law No. 27,430 signed into law by the Argentine Executive Branch on December 29, 2017 enables the exercise of the option to revalue, for tax purposes and on a one-off
basis, certain assets owned by the taxpayer and existing at the end of the first fiscal year closed after December 29, 2017, the date of coming into force of the law, continuing afterwards with the adjustment of assets revalued on the basis of percentage variations in the consumer price index supplied by the Argentine Official Statistics Office [INDEC] in line with the scales prepared to that end by the Argentine tax authorities [AFIP]. The exercise of the option entails payment of a special tax concerning all the revalued assets in accordance with the tax rates established for each type of asset and confers the right to deduct, upon calculating income tax, a depreciation that incorporates the installment corresponding to the amount of the revaluation.
Those who exercise the option to revalue their assets in accordance with the provisions in Law No. 27.430 must (i) waive their right to commence any court case or administrative proceedings whereby the petitioner claims, with tax purposes, the application of adjustment proceedings in any nature until the date of the first fiscal year whose closing date falls subsequent to the coming into force of this law, and (ii) abandon the actions and rights invoked in proceedings commenced in connection with previously closed fiscal years. Additionally, the computation of the amortization of the revaluation amount or its inclusion as the computable cost of a disposal in the income tax assessment shall entail, for the fiscal year in which such computation is performed, a waiver of any claim for adjustment.
In this respect, the Group opted to revalue its property, plant and equipment for tax purposes. The revaluation amount was 661,680 and the special tax was 66,168 (amounts stated in nominal figures) and it has been charged to the statement of profit or loss and other comprehensive income, in the current income tax line item as of December 31, 2019. In addition, as of December 31, 2019, a deferred tax asset in the amount of 255,784 has been recognized in relation to this adjustment.
3.8 Property, plant and equipment
Property, plant and equipment held for use in the production or supply of goods and services, including capitalized stripping and quarry exploitation costs mentioned in Note 3.18, or for administrative purposes are recorded at cost restate in constant currency at the end of the reporting period, in accordance with Note 2.2., minus depreciation and any accumulated impairment loss.
The Company holds spare parts that are expected to be used to replace parts of property, plant and equipment and are expected to increase the related asset’s useful life for a period exceeding twelve months. These spare parts are classified in property, plant and equipment and not in inventories.
Construction in progress for administrative, production, supply or other purposes are carried at cost restated in constant currency at the end of the reporting period, in accordance with Note 2.2, minus any impairment loss already recognized. Cost includes professional fees and borrowing costs on qualifying assets, in accordance with the Group’s accounting policies. Depreciation on assets under construction only commences when such assets are ready their intended use.
Property, plant and equipment are depreciated, except for the land and assets under construction, over their estimated useful lives using the straight-line method. The estimated useful life, the residual value and the depreciation method are reviewed at the end of each year, with the effect of any changes in estimates being accounted for on a prospective basis.
Right of use assets are depreciated on a straight-line basis over the shorter of the lease term or and the estimated useful life of the assets.
Land is not subject to depreciation.
Gain or loss from the disposal or
write-off
of an item of property, plant and equipment is determined as the difference between the net disposal proceeds and the carrying amount of the asset and it is recognized in the profit and loss.

3.9 Intangible assets
Intangible assets with finite useful lives, acquired separately, are carried at cost restated in constant currency at the end of the reporting period, as described in Note 2.2, less accumulated depreciation and any accumulated impairment losses.
The estimated useful life and the depreciation method are reviewed at the end of the reporting period, with the effect of any changes in estimates being accounted for on a prospective basis. Intangible assets with an indefinite useful life that are separately acquired are carried at cost restated in constant currency at the end of the reporting period, less accumulated impairment losses.
Intangible assets are derecognized when no future economic benefits are expected from their use or disposal. Gains or losses from the derecognized of an intangible asset, is determined as the difference between the net disposal proceeds and the carrying amount of the asset and it is recognized in the profit and loss when the asset is derecognized.
3.10 Impairment of tangible and intangible assets
At the end of the reporting period, the Group reviews the carrying amounts of its tangible and intangible assets in order to assess if there is any indication that an asset might be impaired.
If any indication exists, the Group estimates the asset’s or the cash generating unit recoverable amount. An asset’s recoverable amount is the higher of an assets or CGU’s fair value less cost of disposal and its value in use.
In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks that are specific to the asset. Cash generating units are the ones defined in Note 32.
Intangible assets not yet available for use are subject to impairment tests at least once a year and in so far as there are indications that the asset may have been impaired.
When the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, the asset if considered impaired and it is written down to its recoverable amount. Impairment losses are immediately recognized in profit or loss.
A previously recognized impairment loss is reversed, only if there has been a change in the assumptions used to determine the asset’s or of the CGU’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset or CGU in prior years. Impairment loss reversals are immediately recognized in profit loss.
3.11 Inventories
Inventories are stated at the lower of cost restated in constant currency at the end of period in accordance with Note 2.2 and net realizable value. Costs of inventories are determined using the weighted average price method. The net realizable value is the estimated price of sale less estimated costs to conclude such sale.
Costs incurred in bringing each product to its present location and condition are accounted for as follows:

•	Raw materials and spare parts: at cost as on a weighted average price method. Cost is determined at each the plants of the Group.

•	Finished goods and in work in progress: at the cost of direct materials and labor plus a proportion of manufacturing overheads based on normal operating capacity, but excluding borrowing costs.
The net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale. In assessing recoverable amounts of inventories, slow-moving inventories are also considered.

3.12 Provisions
Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The expense relating to a provision is presented in the statement of profit or loss net of any reimbursement.
Estimated amounts of the obligation are based on the expected outflows that will be required to settle such obligation. If the effect of the time value of money is material, provisions are discounted using a current pre-tax
rate that reflects, when appropriate, the risks specific to the liability.
When the Group expects some or all of a provision to be reimbursed, the reimbursement is recognized as a separate asset (a receivable), but only when the reimbursement is virtually certain and the amount of the receivable can be reliably measured.
The Group uses the opinion of its legal advisors to the determine if a provision should be recorded as well as to estimate the amounts of the obligations.
Environmental restoration
Under legal provisions and the Group’s practices, the land used for mining and quarries are subject to environmental restoration.
In this context, provisions are recognized in those cases that they could be determined, in order to afford the estimated expenses for the environmental recovery and restoration of the mining areas. These provisions are recorded simultaneously with the increase in value in the underlying asset and the relevant depreciation of the assets involved is recognized in profit and loss prospectively.
The estimated present value of the asset retirement obligation is recorded as a long-term liability, with a corresponding increase in the carrying amount of the related asset, subject to depreciation. The liability recorded is increased each fiscal period due to the passage of time and this change is charged to net profit or loss. The asset retirement obligation can also increase or decrease due to changes in the estimated timing of cash flows, changes in the discount rate and/or changes in the original estimated undiscounted costs. Increases or decreases in the obligation will result in a corresponding change in the carrying amount of the related asset. Actual costs incurred upon settlement of the asset retirement obligation are charged against the asset retirement obligation to the extent of the liability recorded. The Group discounts the costs related to asset retirement obligations using the discount rate that reflects the current market assessment of the time value of money and risks specific to the liabilities that have not been reflected in the cash flow estimates. Asset retirement obligations are remeasured at each reporting period in order to reflect the discount rates in effect at that time.
In addition, the Group follow the practice of progressively restoring the freed areas by the removal of quarries using the provisions recognized for that purpose.
3.13 Financial instruments
Financial assets and financial liabilities are recognized when a group entity becomes a party to the contractual provisions of the instruments.
Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financials assets and financial liabilities (other than financial assets and liabilities at fair value through profit or loss) are added or deducted from the fair value of the financial assets of financial liabilities, as appropriate, on initial recognition. Transactions costs directly attributable to the acquisition of financial assets of financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.
Interest and financial income are recognized to the extent the effective interest rate is accrued.
3.14 Financial assets
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price.
According to the provisions under IFRS 9 “Financial instruments”, the Group classifies for purposes of subsequent measurement, its financial assets into two categories:

•	Financial assets at amortized cost
A financial asset is measured at amortized cost if both of the following conditions are met: (i) the asset is held within a business model whose objective is to hold assets in order to collect contractual cash flows; and (ii) the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
In addition, for the assets that satisfy the conditions mentioned above, IFRS 9 provides the option of designating the financial asset at initial recognition, at fair value if in doing so it eliminates or significantly reduces an inconsistency in valuation or recognition that would have arisen if the valuation of the assets or liabilities or the recognition of their income or loss were effected on different bases.
The Group has not designated any financial asset at fair value using this option. At the date of closing of these consolidated financial statements, the Group’s financial assets at amortized cost comprise certain accounts receivable, trade and other receivables.

•	Financial assets at fair value through profit or loss
If one of the criteria mentioned above were not satisfied, the financial asset is classified as an asset measured at “fair value through profit or loss”.
Financial assets at fair value through profit or loss are carried in the consolidated statement of financial position at fair value with net changes in fair value recognized in the consolidated statement of profit or loss and other comprehensive income.
The Group’s financial assets at fair value through profit or loss comprise mutual funds and Government securities, classified as current investments.
Recognition and measurement
Financial assets at amortized cost are initially recognized at fair value plus transaction costs. Financial assets at amortized cost are subsequently measured using the effective interest rate method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired. The Group reclassifies all investments in debt instruments only when there’s a change in the business model used to manage said assets.
Financial assets at fair value through profit or loss are initially recognized at fair value and transaction costs are recognized as expenses in profit or loss and other comprehensive income. Financial assets at fair value through profit or loss are carried at fair value, with net changes in fair value recognized in profit or loss. Gains and losses on the sale of financial assets at fair value through profit or loss are also recognized in profit or loss in “Financial results, net” in the statement of profit or loss or other comprehensive income. The Group typically uses the transaction price to determine the fair value of a financial instrument at the time of initial recognition.
Derecognition
Purchases and sales of financial assets are recognized on the date when the Group undertakes to purchase or sell the asset. The financial asset are de-recognized
when:

•	The rights to receive cash flows from the asset have expired, or

•
The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either: a) the Group has transferred substantially all risks and rewards of the asset or b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

Upon derecognition of a financial asset in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss that had been recognized in other comprehensive income and accumulated in equity is recognized in profit or loss.
Upon derecognition of a financial asset other than in its entirety (e.g. when the Group retains an option to repurchase part of a transferred asset), the Group allocates the previous carrying amount of the financial asset between the part it continues to recognize under continuing involvement, and the part it no longer recognized on the basis of the relative fair values of those parts on the date of the transfer. The difference between the carrying amount allocated to the part that is no longer recognized and the sum of the consideration received for the part no longer recognized and any cumulative gain or loss allocated to it that had been recognized in other comprehensive income is recognized in profit or loss. A cumulative gain or loss that had been recognized in other comprehensive income is allocated between the part that continues to be recognized and the part that is no longer recognized on the basis of the relative fair values of those parts.
Financial asset impairment
At the end of the year, the Group assesses if there is objective evidence of impairment of a financial asset or group of financial assets measured at amortized cost. Impairment is recorded only if there is objective evidence of the impairment as a consequence of one or more events occurred after the initial recognition of the asset and said impairment may be reliably measured.
For trade receivables, the Group applies a simplified approach in calculating expected credit losses. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime expected credit losses at each reporting period date. The Group has established a provision matrix that is based on its historical credit loss experience. For this purpose, evidence of impairment includes hints that debtors or a group of debtors are experiencing major financial difficulties, non-performances
or arrears in payments of principal or interest, the likelihood that they shall be declared bankrupt or in reorganization proceedings and when such observable details indicate that there is a decrease in the estimated future cash flows.
The amount of the impairment is measured as the difference between the book value of the asset and the present value of estimated future cash flows (to the exclusion of future loan losses not incurred) discounted at the original effective interest rate of the financial asset. The book value of the asset is written down and the amount of the loss is recognized in the statement of profit and loss and other comprehensive income. As a practical measure, the Group may measure impairment on the basis of the fair value of an instrument, using an observable market price. If, in a subsequent period, the impairment amount decreases and such reduction is related to an event taking place after the original impairment, the reversal of the impairment loss is recognized in the consolidated statement of profit and loss and other comprehensive income.
Offsetting of financial instrument
Financial assets and financial liabilities are offset if there is a currently enforceable legal right to offset the recognized amounts and when there is an intent to settle on a net basis, to realize the asset and settle the liability simultaneously.
3.15 Ferrocarril Roca Management Trust
The 100% ownership interest in the Ferrocarril Roca Management Trust is recorded at cost, which is the amount of the contributions made, net of trust expenses plus net financing profit or loss accrued until the end of the fiscal year.
The following unconsolidated structured entity refers to the entity that is not controlled by Ferrosur Roca S.A. (Note 39).
Below if the financial information of Ferrocarril Roca Management Trust, which has not been consolidated by the Group:

	2019	2018	2017
Current assets	104,416	86,126	116,091
Current liabilities	165	114	2,287

Equity	104,251	86,012	113,804

Loss for the fiscal year	(9,656)	(8,718)	(44,585)

3.16 Financial liabilities and equity instruments

i)	Classification as debt or equity
Debt and equity instruments are classified as financial liabilities or as equity in accordance with the substance of the contractual agreement and the definitions of financial liabilities and equity instruments.

ii)	Equity instruments
An equity instrument consists in a contract evidencing a residual ownership interest over an entity’s net assets. Equity instruments issued by the Group at the amount of proceeds received, net of direct issuance costs.
The repurchase of the Group’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss stemming from purchases, sales, issuance or cancellation of the Group’s own equity instruments.
Capital stock and other capital related accounts

a)	Capital and share premium
It comprises the contributions made by the shareholders represented by outstanding shares at nominal value.

b)	Adjustment to capital
Adjustment to capital includes the effects of changes in the purchasing power of the Argentine Peso until December 31, 2019, in accordance with Note 2.2. The “Capital” account represents the nominal value of capital and the effect of the restatement to constant currency is included in the “Adjustment to capital” account.
“Adjustment to capital” may not be distributed in cash or in kind. However, it can be capitalized by issuing additional shares. In addition, the adjustment may be used to offset accumulative losses according to absorption of order, as explained below, in “Accumulated earnings”.

c)	Merger premium
This reflects the recognition of premiums originated in mergers, mainly from the merger with Ecocemento S.A. and Compañía de Servicios a la Construcción S.A. in the years 2002 and 2010, respectively. The 2015 merger was recognized at book value. Merger premium balances were restated in constant currency at the end of the reporting period as described in Note 2.2. from the respective merger dates.

d)	Other capital adjustments
In the fiscal year ended on December 31, 2016, an amount of $403,406,965 was recorded reflecting the excess of the consideration transferred for the acquisition of 16% ownership interest in Yguazú Cementos S.A. to our parent company InterCement Brasil S.A. over the book value recorded by such entity. During 2017, the Company acquired a 2.36% interest in Cofesur S.A.U. approved by the federal government in March 2017. Given that the shares had been acquired from Camargo Corrêa S.A., a related party, the Group applied the policy for acquisitions under common control and recognized the ownership interest at its book values, computing the excess of the value for the purchase over such values within “Other capital adjustments”. In the course of this fiscal year, on April 25, 2018, the Shareholders’ Meeting resolved to absorb the negative balance carried by the “Other capital adjustments” account with the share premium account.

e)	Legal reserve
In accordance with the provisions under Law No. 19,550, the Group must appropriate 5% of income for the year, plus adjustments of previous fiscal years, transfers of other comprehensive income to retained earnings and accumulated losses from previous fiscal years, until it reaches a 20% of the sum of the balances of “Capital” and “Adjustment to capital” accounts.
The Legal reserve has been maintained at nominal value at January 1, 2016 and, as from that date, it has been restated in constant currency at the end of the reporting period as described in Note 2.2, considering the movements taking place each fiscal year.

f)	Environmental reserve and future dividends reserve
This corresponds to the reserve created by the Group’s shareholders for future use on environmental matters and dividend distributions, respectively. These two reserves have been maintained at nominal value at January 1, 2016 and, as from that date, they have been restated in constant currency at the end of the reporting period as described in Note 2.2. considering the movements for each fiscal year.

g)	Accumulated other comprehensive income
This includes income and losses recognized directly in equity and transferred from equity to the income and loss or to retained earnings as defined in IFRS.
Exchange difference on translating foreign operations
This corresponds to the effect of the translation the subsidiary Yguazú Cementos S.A.’s financial statements to the Group’s functional currency in the manner set forth in 3.5.

h)	Retained earnings
Includes accumulated gains or losses without a specific appropriation that being positive can be distributed upon the decision made by the Shareholder’s meeting, while not subject to legal restrictions. This comprises profit or loss from previous fiscal years that were not distributed, the amounts transferred from other comprehensive income and the adjustments of previous fiscal years by application of new accounting standards.
Unappropriated results as of January 1, 2016 were determined by detracting them from shareholders’ equity and from then onwards, they were stated in constant currency at the end of the reporting period as described in Note 2.2. considering the movements taking place each year.

i)	Non-controlling interests
This corresponds to the ownership by
non-controlling
interests, as follows:

•	As of December 31, 2019: Yguazú Cementos S.A. (49%) and Ferrosur Roca S.A. (20%), accounting for the ownership interests that are not in the possession of Loma Negra C.I.A.S.A.

•	As of December 31, 2018: Yguazú Cementos S.A. (49%) and Ferrosur Roca S.A. (20%), accounting for the ownership interests that are not in the possession of Loma Negra C.I.A.S.A.

•	As of December 31, 2017: Yguazú Cementos S.A. (49%) and Ferrosur Roca S.A. (20%), accounting for the ownership interests that are not in the possession of Loma Negra C.I.A.S.A.

iii)	Financial liabilities
Financial liabilities are classified as at fair value through profit or loss or other financial liabilities.

Financial liabilities at fair value through profit or loss
A financial liability at fair value with changes through profit or loss is a financial liability classified either as held for trading or at fair value with changes through profit or loss. Financial liabilities are classified as held for trading if:

a)	It is acquired or incurred principally for the purpose of selling or repurchasing it in the near term; or

b)
It is part of a portfolio of identified financial instruments that are managed together and, at a later date, there arises evidence for the first time of a recent actual pattern of short-term profit taking; or

c)	It is a derivative, except for a derivative that is a designated and effective hedging instrument.
Financial liabilities at fair value through profit or loss are stated at fair value, with any gains or losses arising on remeasurement recognized in profit or loss. The net gain or loss recognized in profit or loss includes any interest paid on the financial liability and is included in the other financial results. Fair value is determined in the manner described in Note 33.
A financial liability other than a financial liability held for trading or contingent consideration that may be paid by an acquirer as a part of a business combination may be designated as a liability at fair value with changes through profit and loss upon initial recognition if:

•	Such designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise; or

•
The financial liability forms is part of a group of financial assets or financial liabilities or both, which is managed and its performance is evaluated on a fair value basis, in accordance with the Group’s documented risk management or investment strategy, and information about the grouping is provided internally on that basis; or

•	It is forms part of a contract containing one or more embedded derivates, and IFRS 9 permits the entire combined contract to be designated at fair value through profit and loss.
Other financial liabilities
Other financial liabilities, including borrowings and trade and other payables, are initially recognized at fair value, net of costs directly attributable to the transaction.
Subsequent to initial recognition, other financial liabilities are measured at amortized cost using the effective interest method, with interest income recognized based on the effective yield.
Financial liabilities are classified as current liabilities unless the Group has an unconditional right to defer its settlement for more than twelve months from the consolidated financial statements date.
iv)
Financial liabilities in foreign currency
The fair value of financial liabilities denominated in foreign currency is determined in that foreign currency and then translated at the exchange rate prevailing at the end of each reporting period. The foreign currency component forms part of its profit or loss at fair value.
In the case of the debt instruments denominated in foreign currency classified at amortized cost, determination of exchange differences is based on the asset amortized cost and recognized under “Exchange rate differences” (Note 10), in the caption “Financial results, net” in the statement of profit or loss and other comprehensive income.
v)
Derecognition of a financial liability
The Group derecognizes a financial liability if, and only if, the Group’s liabilities expire, are discharged or cancelled. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

3.17 Short- and long-term employee benefits
Liabilities are recognized for the benefits accrued in favor of employees with respect to the salaries and wages, annual vacations and leaves of absence due to diseases in the period in which the service is rendered in connection with the non-discounted
amount of the benefits expected to be paid in exchange for such service.
Liabilities are recognized in connection with short-term employee benefits measured at the non-discounted
amount of the benefits that are expected to be paid in connection with the related service.
The liabilities recognized with respect to other long-term employee benefits (severance payment plans) are measured at the present value of estimated future cash outflows expected to be paid by the Group.
On January 24, 2018, the Board of Directors approved the implementation of an incentive program calculated on the basis of the Group’s ADS (the “Program”). The purpose of this Program is to attract and retain certain high-ranking employees who satisfy certain eligibility criteria, in the search for aligning the Group’s and its shareholders’ long-term interest.
The Program consists in granting options over a quantity of the Group’s virtual ADS (which shall not be shares issued in the terms of the Argentine General Companies’ Law) (the “Virtual Shares”) granted in the framework of an annual plan to grant options (the “Plan”) together with the option to exercise the benefits granted under the Program with respect to the quantity of Virtual Shares granted (the “Option”) which is formalized through the execution and delivery of the plan by the Group and the participant (the “Date of Grant”). The Purpose of Granting the Plan shall be an economic benefit on a given quantity of Virtual Shares that consists in the difference between the value of each Virtual Share in US Dollars at the date of exercising the Option minus the value of each Virtual Share in US Dollars at each Date of Option Grant, multiplied by the quantity of Virtual Shares exercised and converted into Argentine Pesos in accordance with the average of the official quotation between the purchase and sale of the last 60 days before the date of payment of the benefit. The Date of exercise of the Options may be from the Date of Grant and at the expiration of the second anniversary up to 34%; after the third anniversary 67% and at the end of the fourth anniversary, 100%. The term for exercising the options shall be of up to a maximum term of 5 years from the Date of Grant and the Economic Benefit shall have established certain limits for each Participant defined in each Plan. In addition, the Program establishes grounds for forfeiture of the Options as, for instance, resignation, dismissal for cause, retirement or no-cause
dismissal with some possible exceptions. On annual basis, in each Plan a certain quantity of Participants will be approved, the quantity of Virtual Shares to be granted, the dates of grant of the Options and the Date of the Grant.
At the end of the reporting period of these consolidated financial statements, such Program has been deployed and implemented. A liability has been recorded to reflect the fair value of the transactions involving stock-based payments as they are settled in cash. Such fair value is determined at the end of the reporting period through the date when the award is settled. To calculate fair value, the Group uses the Black-Scholes valuation method. Changes in fair value are recorded as an expense during the vesting period, in the “Salaries, wages and social security contributions” line item in the consolidated statement of profit or loss and other comprehensive income and the related liability in the caption “Salaries and social security payables” in the consolidated statement of financial position (Note 19).
3.18 Stripping costs and quarry exploitation
As part of its mining operations, Group incurs stripping (waste removal) costs during the initial development phase of the open-pit
quarries and production phase of its operations. Stripping costs incurred in the developments phase are capitalized as part of the cost of construction of the mine in property, plant and equipment, and are subsequently depreciated over its estimated useful life using the units of production method. Under the units of production method the Group uses the estimated proven reserves in the denominator. The proven reserves estimate is reviewed periodically and any adjustment is applied prospectively. The capitalization of development stripping costs ceases when the mine / component is commissioned and ready for use as intended by management.
Stripping activities undertaken during the production phase of a surface mine (production stripping) are considered part of the inventory production costs.
In the ordinary course of business, the Group undertakes several exploration and evaluation activities in order to search for mineral ore and determine the technical and commercial feasibility of the resources identified. Exploration and evaluation activities include research and analysis of historical exploration data, the compilation of exploration data through geological studies, exploratory drilling and sampling in several areas, the determination of volume and the qualification of the resources identified, among others. These costs are recognized as an expenses in the period when these are incurred.
Mineral rights acquired in connection with the right to explore existing exploration areas are capitalized and amortized during the term of the right. As soon as a legal right has been acquired to explore, exploration and evaluation costs are expensed as incurred to profit or loss, unless the Group’s Management concludes that there is a highest likelihood of obtaining future profits; when this is the case, costs are capitalized. In assessing whether the costs satisfy the criteria to be capitalized several information sources are used, including the nature of the assets, the surface area explored, and the results of the samples taken, among others.
Capitalize stripping and exploration and evaluation costs are subject to impairment testing.